SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Estimated useful lives of plant and equipment	Plant and equipment are depreciated on a straight-line basis over the assets’ estimated useful lives as follows:

Years
Buildings and improvements	15 to 30
Machinery and equipment	3 to 36

Estimated aggregate amortization expense related to intangibles
The estimated aggregate amortization amounts from intangibles assets and liabilities for each of the next five years as of December 31, 2013 are as follows:

Amortization Expense (Revenue)
(In thousands)
2014	$17
2015	(791)
2016	(953)
2017	(953)
2018	(953)

Restructuring reserve
The table below represents the restructuring provision activity during the three months ended March 31, 2014 (in millions):

Beginning Balance	Restructuring Charges	Restructuring Payments	Ending Balance
$5.1	$0.4	$0.4	$5.1

The table below represents the restructuring provision activity during the year ended December 31, 2013 (in millions):

Beginning Balance	Restructuring Charges	Restructuring Payments	Ending Balance
$—	$5.1	$—	$5.1

Anti-dilutive securities excluded from the calculation of earnings (loss) per share
The table below shows the number of shares that were excluded from the calculation of diluted loss per share because their inclusion would be anti-dilutive to the calculation:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Convertible securities	828	1,093
Restricted stock units, stock options and SARs	779	978
Total shares excluded from diluted shares calculation	1,607	2,071

The table below shows the number of shares that were excluded from the calculation of diluted loss per share because their inclusion would be anti-dilutive to the calculation:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Convertible notes and securities	1,093	1,093	1,093
Restricted stock units, stock options, and SARs	805	978	634
Total shares excluded from diluted shares calculation	1,898	2,071	1,727